Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2065 Fund	Sep. 08, 2023
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.18%)
Since Inception	5.35%	[1]
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.60%)
Since Inception	4.67%	[1]
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.53%)
Since Inception	4.01%	[1]
Fidelity Freedom Index 2065 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.24%)
Since Inception	6.46%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.73%
IXXK2
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%

[1]	AFrom June 28, 2019.
[2]	BFrom June 24, 2020.